Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUE	$ 200,797	$ 26,882
GROSS PROFIT	109,907	10,574
NET LOSS	(2,243,234)	(2,349,002)
DEPRECIATION AND AMORTIZATION	25,839	27,311
CAPITAL EXPENDITURE	129,800	23,863
TOTAL ASSETS	6,208,545	362,888
Gujia [Member]
REVENUE	161,832	26,882
GROSS PROFIT	70,942	10,574
NET LOSS	(1,135,238)	(1,584,950)
DEPRECIATION AND AMORTIZATION	25,839	27,311
CAPITAL EXPENDITURE	129,800	23,863
TOTAL ASSETS	2,652,162	303,569
MM Global [Member]
REVENUE	38,965
GROSS PROFIT	38,965
NET LOSS	(36,418)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	153,581
Unallocated [Member]
REVENUE
GROSS PROFIT
NET LOSS	(1,071,578)	(764,052)
DEPRECIATION AND AMORTIZATION
CAPITAL EXPENDITURE
TOTAL ASSETS	$ 3,402,802	$ 59,319